ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS (Tables)	12 Months Ended
Jun. 30, 2022
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Schedule of fair value measurement inputs under binomial and black-scholes model

			June 14, 2021
	June 30,	June 30,	(Initial
Input	2022	2021	measurement)
Share price	0.66	$4.33	5.01
Risk-free interest rate	3.00%	0.95%	0.90%
Volatility	109%	111%	111%
Exercise price	6.24	6.24	6.24
Warrant life	4.46 years	5.46 years	5.50 years

Schedule of liabilities measured at fair value on recurring basis

		Quoted Prices In	Significant Other	Significant Other
	June 30,	Active Markets	Observable Inputs	Unobservable Inputs
Description	2021	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Warrant liability	$29,520,000	$—	$—	$29,520,000

		Quoted Prices In	Significant Other	Significant Other
	June 30,	Active Markets	Observable Inputs	Unobservable Inputs
Description	2022	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Warrant liability	$2,490,000	$—	$—	$2,490,000

Summary of company warrants activities and status of warrants

		Weighted	Average
		Average	Remaining
		Exercise Price	Period
Warrants	Warrants	Per Share	(Years)
Outstanding as of June 30, 2020	2,591,112	$1.25	5.50
Issued	8,814,102	6.24
Forfeited	—	—
Exercised	(2,591,112)	1.25
Expired	—	—
Outstanding as of June 30, 2021	8,814,102	$6.24	5.46
Issued	—	—
Forfeited	—	—
Exercised	—	—
Expired	—	—
Outstanding as of June 30, 2022	8,814,102	$6.24	4.46